CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 4,631,507	$ (112,934)	$ (4,222,873)	$ 295,700
Beginning balance , shares at Dec. 31, 2022	7,522,480
Sale of ordinary share, net of issuance costs	$ 273,613			273,613
Sale of ordinary share, net of issuance costs, shares	63,495
Issuance of ordinary shares for services	$ 2,071,633			2,071,633
Issuance of ordinary shares for services, shares	575,596
Foreign currency translation adjustment		(45,716)	27,197	(18,519)
Net loss			(2,013,957)	(2,013,957)
Ending balance, value at Dec. 31, 2023	$ 6,976,753	(158,650)	(6,209,633)	608,470
Ending balance , shares at Dec. 31, 2023	8,161,571
Sale of ordinary share, net of issuance costs	$ 3,220,655			3,220,655
Sale of ordinary share, net of issuance costs, shares	1,350,000
Share cancellation
Share cancellation, shares	(1,400,000)
Issuance of ordinary shares for services	$ 1,315,249			1,315,249
Issuance of ordinary shares for services, shares	562,286
Warrants issued for services	$ 106,460			106,460
Foreign currency translation adjustment		(46,068)	(14,324)	(60,392)
Net loss			(2,571,333)	(2,571,333)
Ending balance, value at Dec. 31, 2024	$ 11,619,117	$ (204,718)	$ (8,795,290)	$ 2,619,109
Ending balance , shares at Dec. 31, 2024	8,673,857